Share Capital	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Share Capital

22. Share Capital

Authorized

Unlimited	Common shares, with no par value
Unlimited	Preferred shares issuable in series, with attributes designated by the board of directors

Common shares

The Company had a Normal Course Issuer Bid (NCIB) enabling it to purchase up to 2,278,747 common shares during the period November 14, 2017, to November 13, 2018. On November 11, 2018, the Company renewed its NCIB, enabling it to purchase up to 2,273,879 common shares during the period November 14, 2018, to November 13, 2019. In addition, the Company entered into an Automatic Share Purchase Plan (ASPP) with a broker that allows the purchase of common shares for cancellation under the NCIB at any time during predetermined trading blackout periods. Such purchases are determined by the broker in its sole discretion based on parameters established by the Company under the ASPP. As at December 31, 2018, no liability was recorded in the Company’s consolidated statements of financial position in connection with the ASPP.

During 2018, 2,470,560 (2017 – 465,713) common shares were repurchased for cancellation pursuant to the NCIB at a cost of $76.7 (2017 – $14.4). Of this amount, $19.1 (2017 – $3.6), and $0.5 (2017 – nil) reduced the share capital and contributed surplus, and $57.1 (2017 – $10.8) was charged to retained earnings.

During 2018, the Company recognized a share-based compensation expense of $5.3 (2017 – $9.5) in administrative and marketing expenses in the consolidated statements of income. Of the amount expensed, $5.6 (2017 – $4.9) related to the amortization of the fair value of options granted and was decreased by $0.3 (2017 – $4.6) related to the cash-settled share-based compensation (DSUs and PSUs).

The fair value of the amortized portion of the options granted was reflected through contributed surplus, and the cash-settled share-based compensation was reflected through other liabilities. Upon the exercise of share options for which a share-based compensation expense has been recognized, the cash paid, together with the related portion of contributed surplus, is credited to share capital.

Dividends

Holders of common shares are entitled to receive dividends when declared by the Company’s board of directors.

The table below describes the dividends declared and recorded in the consolidated financial statements in 2018.

			Dividend per Share	Paid
Date Declared	Record Date	Payment Date	$	$
February 21, 2018	March 29, 2018	April 12, 2018	0.1375	15.7
May 9, 2018	June 29, 2018	July 12, 2018	0.1375	15.6
August 7, 2018	September 28, 2018	October 11, 2018	0.1375	15.7
November 7, 2018	December 28, 2018	January 10, 2019	0.1375	-

At December 31, 2018, trade and other payables included $15.4 (2017 – $14.3) related to the dividends declared on November 7, 2018.

Share-based payment transactions

The Company has a long-term incentive program that uses share options and PSUs. The Company also has a DSU plan for the board of directors.

a) Share options

The Company has granted share options to officers and employees to purchase 4,987,542 shares at prices from $14.88 to $32.98 per share. These options expire on dates between February 28, 2019, and May 15, 2023.

	For the year ended		For the year ended
	December 31		December 31
	2018		2017
		Weighted Average		Weighted Average
		Exercise Price		Exercise Price
	Shares	per Share	Shares	per Share
	#	$	#	$

Share options, beginning of the year	4,426,237	29.84	3,655,020	28.33
Granted	1,112,779	32.98	1,229,689	31.75
Exercised	(338,989)	20.40	(376,160)	21.09
Forfeited	(212,485)	31.49	(82,312)	31.57

Share options, end of the year	4,987,542	31.11	4,426,237	29.84

The options held by officers and employees at December 31, 2018, were as follows:

Options Outstanding				Options Exercisable
			Weighted			Weighted
		Weighted	Average		Weighted	Average
		Average	Exercise		Average	Exercise
Range of Exercise		Remaining	Price per	Shares	Remaining	Price per
Prices per Share	Outstanding	Contractual	Share	Exercisable	Contractual	Share
$	#	Life in Years	$	#	Life in Years	$

14.88	142,540	0.16	14.88	142,540	0.16	14.88
20.88	364,526	1.16	20.88	364,526	1.16	20.88
31.75 – 32.98	4,480,476	3.21	32.46	2,401,323	2.75	32.40

14.88 – 32.98	4,987,542	2.98	31.11	2,908,389	2.43	30.10

The fair value of options granted is determined at the date of grant using the Black-Scholes option-pricing model. The model was developed to use when estimating the fair value of traded options that have no vesting restrictions and are fully transferable. Option valuation models require the input of highly subjective assumptions, including expected share price volatility and expected hold period to exercise.

In 2018, the Company granted 1,112,779 (2017 – 1,229,689) share options. The estimated fair value of options granted at the share market price on the grant date was $5.73 per share (2017 – $5.03) and was determined using the weighted average assumptions indicated below:

	2018	2017

Volatility in the price of the Company’s shares (%)	24.12	24.13
Risk-free interest rate (%)	2.10	0.81
Expected hold period to exercise (years)	3.50	3.50
Dividend yield (%)	1.668	1.575
Exercise price ($)	32.98	31.75

The expected volatility was based on the historical volatility of the Company’s shares over a period commensurate with the expected hold period of the share options. The risk-free interest rate for the expected hold period of the options was based on the yield available on government bonds, with an approximate equivalent remaining term at the time of the grant. Historical data was used to estimate the expected hold period before exercising the options. The options have a contractual life of five years.

A summary of the status of the Company’s non-vested options as at December 31, 2018, and of changes in the year are as follows:

	Number of Shares Subject to Option	Weighted Average Grant Date Fair Value per Share
	#	$
Non-vested share options, beginning of the year	2,139,320	5.28
Granted	1,112,779	5.73
Vested	(1,000,441)	5.24
Forfeited	(172,505)	5.40

Non-vested share options, end of the year	2,079,153	5.53

At December 31, 2018, a total compensation cost of $5.2 (2017 – $4.8) relating to the Company’s share option plans remained unrecognized. This cost is expected to be recognized over a weighted average period of 1.06 years (2017 – 1.06 years).

b) Performance share units

Under the Company’s long-term incentive program, certain members of the senior leadership team may be granted PSUs. These units are adjusted for dividends as they arise, based on the number of units held on the record date. PSUs vest upon completing a three-year service condition that starts on the grant date. The number of units that vest is subject to a percentage that can range from 0% to 200%, depending on achieving two equally weighted three-year performance objectives based on net income growth and return on equity. For units that vest, unit holders receive a cash payment based on the closing price of the Company’s common shares on the third anniversary date of issue. For PSUs issued in 2018 onward, the cash payment is based on the weighted-by -volume average of the closing market price of the Company’s common shares for the last five trading days preceding the anniversary date of issue. The fair value of these units is expensed over their three-year vesting period.

During 2018, 193,385 PSUs were paid at a value of $3.2 and 280,884 PSUs were issued (2017 – 284,777). Also, 29,668 PSUs were forfeited (2017 – 19,617). At December 31, 2018, 744,081 PSUs were outstanding at a fair value of $6.0 (2017 – 686,250 PSUs were outstanding at a fair value of $14.3).

c) Deferred share units

The directors of the board receive DSUs and annually elect to receive an additional fixed value compensation in the form of either DSUs or cash payment, less withholding amounts, to purchase common shares. A DSU is equal to one common share. These units vest on their grant date and are paid in cash to the directors of the board on their death or retirement. They are valued at the weighted-by-volume average of the closing market price of the Company’s common shares for the last 10 trading days of the month of death or retirement. These units are recorded at fair value. DSUs are adjusted for dividends as they arise, based on the number of units outstanding on the record date.

During 2018, 46,356 DSUs (2017 – 38,625) were issued and 178,866 DSUs (2017 – 66,021) were paid at a value of $6.2 (2017 – $2.1). At December 31, 2018, 306,459 DSUs were outstanding at a fair value of $9.0 (2017 – 438,969 DSUs were outstanding at a fair value of $15.5).